Other Income (Expenses), Net - Schedule of Other Income (Expenses), Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income (Expenses), Net [Abstract]
Cost from inventory sales	$ 24,524
Land treatments in Pacific Steel, Inc.	7,984	$ 5,045	$ 3,327
Republic employee benefits provision		140,989	0
Bad debt estimate	87,127	20,322	21,983
Other expenses	14,492	2,922	0
Other expenses	134,127	169,278	25,310
Sale of scrap	(13,578)	(2,601)	(2,450)
Recovery of losses	(5,773)	(9,892)	(327)
Profits from inventory sales		(28,959)	(85,597)
Republic account debugging	(105,227)
GV Account debugging	(288,232)
Other income		(8,280)	(8,781)
Other income	(412,810)	(49,732)	(97,155)
Other income and other (expenses), net	$ (278,683)	$ (119,546)	$ (71,845)